LOANS (Details 4) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Recorded investment in past due loans by class of loans
Nonaccrual	$ 2,978	$ 3,271
Aging of recorded investment in past due loans by class of loans
30-59 Days Past Due	539	588
60-89 Days Past Due	349	374
Greater than 90 Days Past Due	1,167	1,421
Total Past Due	2,055	2,383
Loans Not Past Due	113,070	118,087
Total	115,125	120,470
One-to-four-family
Recorded investment in past due loans by class of loans
Nonaccrual	1,886	1,565
Aging of recorded investment in past due loans by class of loans
30-59 Days Past Due	245	575
60-89 Days Past Due	305	328
Greater than 90 Days Past Due	753	851
Total Past Due	1,303	1,754
Loans Not Past Due	95,911	95,547
Total	97,214	97,301
Multi-family and commercial
Recorded investment in past due loans by class of loans
Nonaccrual	900	1,542
Aging of recorded investment in past due loans by class of loans
30-59 Days Past Due	206
Greater than 90 Days Past Due	379	524
Total Past Due	585	524
Loans Not Past Due	8,908	12,323
Total	9,493	12,847
Home equity
Recorded investment in past due loans by class of loans
Nonaccrual	192	164
Aging of recorded investment in past due loans by class of loans
30-59 Days Past Due	88	13
60-89 Days Past Due	44	46
Greater than 90 Days Past Due	35	46
Total Past Due	167	105
Loans Not Past Due	7,902	10,036
Total	8,069	10,141
Consumer and other
Aging of recorded investment in past due loans by class of loans
Loans Not Past Due	349	181
Total	$ 349	$ 181